Transactions with Related Parties - Transactions with Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [Line Items]
Dividends paid	₩ 232,466	₩ 218,019	₩ 272,524
Dividends received	35,818	43,014	2,552
Handset purchanse amounting	2,406,342	2,340,143	2,306,202
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Dividends received	7,718	8,806	13,700
Handset purchanse amounting	13,051	15,962	5,608
Handset purchases [member]
Disclosure of transactions between related parties [Line Items]
Handset purchanse amounting	₩ 964,692	₩ 915,339	₩ 844,157